Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2019 and 2020, and consolidated operating results and cash flows information for the years ended December 31, 2018, 2019 and 2020, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	645,332	473,733
Restricted cash	957	9,390
Short-term investments	11,500	9,000
Accounts receivable, net	2,189,980	2,252,103
Loans to equity method investees	—	92,116
Amount due from related parties*	3,095	583,662
Prepayments and other current assets	194,423	182,559
Total current assets	3,045,287	3,602,563
Property, equipment and software	8,298	14,291
Equity method investments	574,930	468,088
Long-term equity investment	40,000	40,000
Deferred tax assets	7,289	3,558
Other non-current assets	7,255	7,488
Total non-current assets	637,772	533,425
Total assets	3,683,059	4,135,988
Short-term bank borrowings	490,000	443,444
Accounts payable	1,897,219	1,775,826
Customers’ refundable fees	44,916	36,074
Current instalments of long-term loans from a related party**	—	300,000
Amounts due to related parties*	278,487	118,826
Accrued expenses and other payables	283,749	269,434
Income tax payables	7	510
Total current liabilities	2,994,378	2,944,114
Non-current liabilities
Income tax payables	11,061	22,622
Long-term loans from a related party excluding current instalments**	534,000	1,007,000
Total non-current liabilities	545,061	1,029,622
Total liabilities	3,539,439	3,973,736

*     Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**   Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2019: 0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenue	2,282,216	3,599,436	2,450,937
Net income (loss)	107,511	(520,230)	(83,285)
Net cash provided by (used in) operating activities	116,937	103,298	(312,630)
Net cash (used in) provided by investing activities	(303,375)	(206,192)	14,500
Net cash provided by financing activities	31,900	329,000	134,964
Net (decrease) increase in cash, cash equivalents and restricted cash	(154,538)	226,106	(163,166)
Cash, cash equivalents and restricted cash at the beginning of the year	574,721	420,183	646,289
Cash, cash equivalents and restricted cash at the end of the year	420,183	646,289	483,123